Accounting policies - Changes in the financial instruments classified as level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in financial instruments, Assets
Assets at beginning/end of period	€ 7,667	€ 8,543
Assets at beginning/end of period	8,543
Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	7,667	8,543	€ 6,651
Purchases	6,410	9,247	5,047
Sales	(7,083)	(8,051)	(2,119)
Changes in fair value recognized in profit or loss	(65)	311	261
Changes in fair value recognized in equity	(228)	(390)	(190)
Transfers out of Level 3 of fair value hierarchy, assets			(851)
Transfers into Level 3 of fair value hierarchy, assets	66	316
Other	24	459	30
Assets at beginning/end of period	8,543	6,651	4,473
Changes in financial instruments, Liabilities
Liabilities at beginning of period	905	1,074	442
Purchases	228	44	434
Sales	(42)	(17)	(17)
Changes in fair value recognized in profit or loss	(138)	118	76
Transfers out of Level 3 of fair value hierarchy, liabilities	(310)	(128)
Transfers into Level 3 of fair value hierarchy, liabilities			143
Other	(14)	(186)	(4)
Liabilities at end of period	629	905	1,074
Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period		50
Liabilities at end of period			50
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	295	290	289
Purchases	85	40	136
Sales	(42)	(14)	(12)
Changes in fair value recognized in profit or loss	(138)	130	45
Transfers out of Level 3 of fair value hierarchy, liabilities	(21)	(96)	(164)
Other	(19)	(55)
Liabilities at end of period	160	295	290
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	295	290	289
Purchases	85	40	136
Sales	(42)	(14)	(12)
Changes in fair value recognized in profit or loss	(138)	130	45
Transfers out of Level 3 of fair value hierarchy, liabilities	(21)	(96)	(164)
Other	(19)	(55)	(4)
Liabilities at end of period	160	295	290
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	81	115	111
Purchases	4	8	6
Sales	(10)	0	(5)
Changes in fair value recognized in profit or loss	(36)	(7)	(17)
Transfers out of Level 3 of fair value hierarchy, liabilities		(26)
Transfers into Level 3 of fair value hierarchy, liabilities	3		20
Other	2	(9)	0
Liabilities at end of period	44	81	115
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1	1	7
Purchases	2	0	1
Sales	0	0	0
Changes in fair value recognized in profit or loss	4	2	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	(7)
Other	0	(2)	0
Liabilities at end of period	7	1	1
Financial liabilities held for trading | Interest rate option | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	49	34	26
Purchases	26	11	0
Sales	(19)	(2)	0
Changes in fair value recognized in profit or loss	(8)	6	8
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities			0
Other	(22)	0	0
Liabilities at end of period	26	49	34
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	97	88	143
Purchases	23	21	79
Sales	(5)	(8)	(7)
Changes in fair value recognized in profit or loss	(27)	95	51
Transfers out of Level 3 of fair value hierarchy, liabilities	(22)	(70)	(177)
Other	1	(29)	(1)
Liabilities at end of period	67	97	88
Financial liabilities held for trading | Securities and interest rate futures | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	2	2	0
Purchases	0	0	3
Sales	(2)	0	0
Changes in fair value recognized in profit or loss	0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities			0
Other	0	0	(1)
Liabilities at end of period	0	2	2
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	65	50	2
Purchases	30	0	47
Sales	(6)	(4)	0
Changes in fair value recognized in profit or loss	(71)	34	3
Transfers out of Level 3 of fair value hierarchy, liabilities	(2)	0
Transfers into Level 3 of fair value hierarchy, liabilities			0
Other	0	(15)	(2)
Liabilities at end of period	16	65	50
Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period		0	6
Purchases			0
Sales			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, liabilities			(6)
Other			0
Liabilities at end of period			0
Derivatives | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period		0	6
Purchases			0
Sales			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, liabilities			(6)
Other			0
Liabilities at end of period			0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	610	784	147
Purchases	143	4	298
Sales	0	(3)	(5)
Changes in fair value recognized in profit or loss	0	(12)	31
Transfers out of Level 3 of fair value hierarchy, liabilities	(289)	(32)
Transfers into Level 3 of fair value hierarchy, liabilities			313
Other	5	(131)	0
Liabilities at end of period	469	610	784
Financial assets held for trading | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	537	740	598
Purchases	136	52	142
Sales	(124)	(98)	(80)
Changes in fair value recognized in profit or loss	(181)	330	115
Transfers out of Level 3 of fair value hierarchy, assets	(15)	(45)	(317)
Other	(19)	(97)	0
Assets at beginning/end of period	740	598	738
Financial assets held for trading | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	22	7	65
Purchases	20	7
Sales	(2)	(27)
Changes in fair value recognized in profit or loss	(2)	1
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Other	(1)	(39)
Assets at beginning/end of period	7	65
Financial assets held for trading | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	2	3	0
Purchases	0	3
Sales	(1)	0
Changes in fair value recognized in profit or loss	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Other	0	0
Assets at beginning/end of period	3	0
Financial assets held for trading | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	513	730	533
Purchases	116	42	108
Sales	(121)	(71)	(42)
Changes in fair value recognized in profit or loss	(179)	329	111
Transfers out of Level 3 of fair value hierarchy, assets	(15)	(45)	(229)
Other	(18)	(58)	0
Assets at beginning/end of period	730	533	585
Financial assets held for trading | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	224	272	182
Purchases	5	0	10
Sales	(33)	(8)	(14)
Changes in fair value recognized in profit or loss	(35)	116	22
Transfers out of Level 3 of fair value hierarchy, assets		(8)	(20)
Transfers into Level 3 of fair value hierarchy, assets	33
Other	(18)	(10)	(1)
Assets at beginning/end of period	272	182	185
Financial assets held for trading | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	12	22	8
Purchases	14	0	0
Sales	(27)	0	0
Changes in fair value recognized in profit or loss	3	15	6
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	0	(1)	0
Assets at beginning/end of period	22	8	2
Financial assets held for trading | Interest rate option | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	182	241	177
Purchases	7	15	0
Sales	(39)	(12)	(5)
Changes in fair value recognized in profit or loss	(27)	61	33
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	0	0	0
Assets at beginning/end of period	241	177	149
Financial assets held for trading | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	41	94	95
Purchases	18	25	48
Sales	(12)	(43)	(18)
Changes in fair value recognized in profit or loss	(51)	85	50
Transfers out of Level 3 of fair value hierarchy, assets	(8)	(38)	(182)
Other	0	(30)	(1)
Assets at beginning/end of period	94	95	198
Financial assets held for trading | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	54	101	71
Purchases	72	2	50
Sales	(10)	(8)	(5)
Changes in fair value recognized in profit or loss	(69)	52	0
Transfers out of Level 3 of fair value hierarchy, assets	(40)		(27)
Transfers into Level 3 of fair value hierarchy, assets		1
Other	0	(17)	2
Assets at beginning/end of period	101	71	51
Financial assets held for trading | Debt and equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period			65
Purchases			34
Sales			(38)
Changes in fair value recognized in profit or loss			4
Transfers out of Level 3 of fair value hierarchy, assets			(88)
Other			0
Assets at beginning/end of period		65	153
Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period			0
Purchases			0
Sales			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, assets			(21)
Other			0
Assets at beginning/end of period		0	21
Derivatives | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period			0
Purchases			0
Sales			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, assets			(21)
Other			0
Assets at beginning/end of period		0	21
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	418	649	664
Purchases	59	280	55
Sales	(120)	(45)	(16)
Changes in fair value recognized in profit or loss	(11)	17	65
Transfers out of Level 3 of fair value hierarchy, assets	(163)	(91)	(261)
Other	4	(176)	(55)
Assets at beginning/end of period	649	664	876
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	400	467	582
Purchases	59	116	35
Sales	(118)	(30)	(7)
Changes in fair value recognized in profit or loss	(11)	15	66
Transfers out of Level 3 of fair value hierarchy, assets	0	(41)
Transfers into Level 3 of fair value hierarchy, assets			386
Other	3	(175)	(13)
Assets at beginning/end of period	467	582	115
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	0	163	50
Purchases	0	164	0
Sales	0	0	0
Changes in fair value recognized in profit or loss	0	(1)	0
Transfers out of Level 3 of fair value hierarchy, assets	(163)	(50)	(151)
Other	0	0	0
Assets at beginning/end of period	163	50	201
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	18	19	32
Purchases	0	0	20
Sales	(2)	(15)	(9)
Changes in fair value recognized in profit or loss	0	3	(1)
Transfers out of Level 3 of fair value hierarchy, assets	0	0	(496)
Other	1	(1)	(42)
Assets at beginning/end of period	19	32	560
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,865	934	1,601
Purchases	534	120	426
Sales	(251)	(292)	(325)
Changes in fair value recognized in profit or loss	127	(36)	81
Transfers out of Level 3 of fair value hierarchy, assets		(119)	0
Transfers into Level 3 of fair value hierarchy, assets	485
Other	36	(340)	16
Assets at beginning/end of period	934	1,601	1,403
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	366	134	675
Purchases	206	0	199
Sales	(28)	(144)	(7)
Changes in fair value recognized in profit or loss	28	(63)	(10)
Transfers out of Level 3 of fair value hierarchy, assets			0
Transfers into Level 3 of fair value hierarchy, assets	17	2
Other	9	(336)	12
Assets at beginning/end of period	134	675	481
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	1,231	505	550
Purchases	206	16	101
Sales	(74)	(12)	(66)
Changes in fair value recognized in profit or loss	99	15	70
Transfers out of Level 3 of fair value hierarchy, assets		(91)	0
Transfers into Level 3 of fair value hierarchy, assets	471
Other	24	27	(17)
Assets at beginning/end of period	505	550	462
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	268	295	376
Purchases	122	104	126
Sales	(149)	(136)	(252)
Changes in fair value recognized in profit or loss	0	12	21
Transfers out of Level 3 of fair value hierarchy, assets	(3)	(30)	0
Other	3	(31)	21
Assets at beginning/end of period	295	376	460
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	4,847	6,220	3,788
Purchases	5,681	8,795	4,424
Sales	(6,588)	(7,616)	(1,698)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(228)	(390)	(190)
Transfers out of Level 3 of fair value hierarchy, assets	(241)		(252)
Transfers into Level 3 of fair value hierarchy, assets		571
Other	3	1,072	69
Assets at beginning/end of period	6,220	3,788	€ 1,435
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	146	206
Purchases	75
Sales	(25)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	(43)
Transfers out of Level 3 of fair value hierarchy, assets	(68)
Other	1
Assets at beginning/end of period	206
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	821	1,223
Purchases	9
Sales	(265)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	(148)
Transfers out of Level 3 of fair value hierarchy, assets	0
Other	2
Assets at beginning/end of period	1,223
Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	3,880	€ 4,791
Purchases	5,597
Sales	(6,298)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	(37)
Transfers out of Level 3 of fair value hierarchy, assets	(173)
Other	0
Assets at beginning/end of period	€ 4,791